DISPOSALS OF BUSINESSES AND ASSET ACQUISITION (Details textual) R in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 18, 2018 USD ($)
Carrying Value Of Assets Held For Sale	$ 54,954,000
Carrying Value Of Liabilities Held For Sale	20,665,000
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	213,000	$ 0	$ 0
Consideration transferred, acquisition-date fair value					$ 320,683,000
Net asset sold disposal group		34,289,000
Adjustments for losses (gains) on disposal of non-current assets		349,000
Financial assets reclassified out of financial assets at fair value through profit or loss, carrying amount		$ 33,940,000
Ocean Africa Container Lines [Member]
Consideration transferred, acquisition-date fair value	20,985,000			R 260
Unicorn Bunker Services [Member]
Consideration transferred, acquisition-date fair value	$ 15,496,000			R 192
IM Shipping [Member]
Proportion of ownership interest in joint venture	51.00%
Cumulative Proportion Of Ownership Interest In Joint Venture After All Transactions	100.00%
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	$ 213,000
Property, plant and equipment recognised as of acquisition date	11,000,000
Cash and cash equivalents recognised as of acquisition date	$ 952,000